Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

November 8, 2024

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A (Amendment No. 230 to the Trust’s registration statement under the Investment Company Act of 1940) (the“Amendment”). The purpose of the Amendment is to register the AdvisorShares HVAC and Industrials ETF as a new series of the Trust.

Please do not hesitate to contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

MORGAN, LEWIS & BOCKIUS llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001